Trade and Other Receivables	12 Months Ended
Jan. 31, 2023
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Trade and Other Receivables
6.	TRADE AND OTHER RECEIVABLES
The Company’s trade and other receivables were as follows, as at:

	January 31, 2023	January 31, 2022

Trade receivables	$493.7	$340.5
Allowance for doubtful accounts	(3.6)	(4.4)
	490.1	336.1
Sales tax and other government receivables	140.8	118.0
Other	24.1	11.6
Total trade and other receivables	$655.0	$465.7